CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 121	$ (29)	$ 418	$ 166
Other comprehensive income (loss), net of tax:
Foreign currency translations adjustments	94	(118)	25	30
Pension and other postretirement benefits adjustments	15	(77)	58	(66)
Other, net		1	(1)	1
Other comprehensive income (loss)	109	(194)	82	(35)
Comprehensive income (loss)	230	(223)	500	131
Comprehensive income attributable to noncontrolling interests	(6)	(2)	(10)	(18)
Comprehensive income (loss) attributable to Huntsman International LLC	$ 224	$ (225)	$ 490	$ 113